Borrowings (Details) - Schedule of Long Term Bank Borrowing - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total	$ 50,473	$ 68,767
Guaranteed Borrowing [Member]
Debt Instrument [Line Items]
Interest rate	2.15%
Issuance Date	Dec. 05, 2022
Maturity Date	Dec. 05, 2027
Total	$ 12,640	15,800
Credit Borrowing [Member]
Debt Instrument [Line Items]
Issuance Date	Aug. 21, 2020
Maturity Date	Jun. 29, 2026
Total	$ 37,833	$ 52,967
Minimum [Member] | Credit Borrowing [Member]
Debt Instrument [Line Items]
Interest rate	2.00%
Maximum [Member] | Credit Borrowing [Member]
Debt Instrument [Line Items]
Interest rate	2.10%